TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade accounts payable
Trade accounts payable	R$ 6,033,285	R$ 5,572,219
Long-term take or pay contracts	26,239,939	14,606,380
Total trade accounts payable
Trade accounts payable
Trade accounts payable	6,033,285	5,572,219
Domestic (Brazil) | Third party
Trade accounts payable
Trade accounts payable	4,681,065	3,946,185
Trade accounts payables balances subject to factoring at the exclusive option of certain suppliers	555,063	281,350
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	241,497	1,080,028
Domestic (Brazil) | Related party
Trade accounts payable
Trade accounts payable	1,457	1,023
Foreign | Third party
Trade accounts payable
Trade accounts payable	1,350,763	1,625,011
Foreign | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	R$ 107,418	R$ 523,408